Stockholders' Equity: Stock options outstanding - (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Stock options outstanding -
Options outstanding				Options exercisable

Exercise prices	# of shares outstanding	Weighted Average Remaining Contractual Life	Exercise price	# of shares outstanding	Weighted Average Remaining Contractual Life	Exercise price
Common Stock Options:
$7.96	390,000	6.79 years	$7.96	-	6.79 years	$7.96
	390,000			-

Class M Preferred Stock Options:
$15.75	1,510	4.75 years	$15.75	1,510	4.75 years	$15.75
$15.75	409	5.28 years	$15.75	341	5.28 years	$15.75
$45.62	2,192	5.96 years	$45.62	2,192	5.96 years	$45.62
$114.00	438	6.39 years	$114.00	-	-	-
$114.00	100	6.39 years	$114.00	-	-	-
$114.00	100	6.39 years	$114.00	-	-	-
$114.00	1,000	6.39 years	$114.00	-	-	-
$114.00	250	6.39 years	$114.00	-	-	-
$114.00	500	6.60 years	$114.00	-	-	-
$114.00	1,300	6.60 years	$114.00	-	-	-
$114.00	500	6.60 years	$114.00	146	6.60 years	$114.00
$114.00	500	6.60 years	$114.00	125	6.60 years	$114.00
$114.00	500	6.64 years	$114.00	83	6.64 years	$114.00
$114.00	28,000	6.62 years	$114.00	28,000	6.62 years	$114.00
	37,299			32,397